[MHM, March 29, 2013]
[Translation]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

To: Director of Kanto Local Finance Bureau

Filing Date: March 29, 2013

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Jonathan S. Horwitz
of Trustees:	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM EUROPE EQUITY FUND

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 965.00 million U.S. dollars (JPY 88 billion)

Note : U.S. $ amount is translated into Japanese Yen at the rate of I USD=JPY 91.14, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2013.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

I. Reason For Filing This Amendment To Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement filed on December 28, 2012 (the "Original SRS,") due to the fact that the Semi-annual Report was filed on March 29, 2013.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

II-1. Amendments due to filing the Semi-annual Report.

The following items in the original SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The ORIGINAL SRS	The Semi-annual Report	The way of
amendment

PART II. INFORMATION
CONCERNING THE FUND
I. DESCRIPTION OF THE FUND
1. NATURE OF THE FUND
(C) Structure of the Fund:
(3) Outline of the Fund	IV. OUTLINE OF THE
MANAGEMENT COMPANY
1. Fund	(1) Amount of Capital Stock
d. Amount of Capital Stock	[1] Fund	Novation
2. Investment Management
Company
d. Amount of Capital Stock:	[2] Investment Management	Novation
Company
5. STATUS OF INVESTMENT	I. STATUS OF INVESTMENT
FUND	PORTFOLIO OF THE FUND
(A) Diversification of Investment	(1) Diversification of Investment	Novation
Portfolio	Portfolio
(C) Results of Past Operations	(2) Results of Past Operations	Novation
(D) Record of Sales and Repurchases	II. RECORD OF SALES AND	Addition
REPURCHASES
III. FINANCIAL CONDITIONS OF
THE FUND
1. Financial Statements	III. FINANCIAL CONDITIONS	Addition
OF THE FUND
PART III. SPECIAL
INFORMATION

I. OUTLINE OF THE
MANAGEMENT COMPANY
1. Outline of the Management	IV. OUTLINE OF THE
Company	MANAGEMENT COMPANY
i Fund	(1) Amount of Capital Stock
(1) Amount of Capital Stock	[1] Fund	Novation
ii Investment Management Company
(1) Amount of Capital Stock	[2] Investment Management	Novation
Company
2. Description of Business and Outline	(2) Description of Business and
of Operation	Conditions of Operation
i. Fund	[1] Fund	Novation
ii. PUTNAM INVESTMENT	[2] Putnam Investment Management,	Novation
MANAGEMENT, LLC	LLC ("Investment Management
(INVESTMENT MANAGEMENT	Company")
COMPANY)
5. Miscellaneous	(3) Miscellaneous
i. Fund	[1] Fund	Addition
ii. PUTNAM INVESTMENT	[2] Putnam Investment Management,	Addition
MANAGEMENT, LLC	LLC ("Investment Management
(INVESTMENT MANAGEMENT	Company")
COMPANY)

The contents of the Semi-annual Report are as follows: [Omitted]

II-2. Other amendments.

PART II. INFORMATION CONCERNING THE FUND

I. DESCRIPTION OF THE FUND

1. NATURE OF THE FUND

(D) OUTLINE OF LAWS REGULATING THE FUND IN THE JURISDICTION WHERE ESTABLISHED:

(2) Governing Laws

e. The Internal Revenue Code

The section is amended as follows:

An investment company is generally an entity subject to U.S. federal income taxation under the Code. However, under Subchapter M of the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" and meets all other necessary requirements.

4. FEES AND TAX

(E) Tax Treatment of Shareholders in Japan:

The section is amended as follows:

As of the filing date of this document, the tax treatment of Shareholders in Japan shall be as follows:

(1) Shares may be handled in a specified account of a financial instruments business firm which handles a specified account.

(2) Distributions to be made by the Fund will be treated as ordinary distributions made by publicly offered, domestic share investment trusts.

(3) Distributions of the Fund to be paid to Japanese individual Shareholders are subject to tax concerning distributions from the Listed Shares etc. (which means those listed shares etc. provided for in the Special Taxation Measures Law, hereinafter the same), and withholding tax at 10.147% (7.147% income tax and 3% residential tax) will be levied (the taxation rate will be 20.315% (15.315% income tax and 5% residential tax) on and after January 1, 2014 and 20% (15% income tax and 5% residential tax) on and after January 1, 2038).

Although Japanese individual Shareholders may file a tax declaration by selecting either consolidated tax treatment or self-assessed separate taxation treatment (the same taxation rate as the withholding taxation rate will apply when self-assessed separate taxation treatment is selected), no additional tax will be levied in addition to withholding tax when non tax declaration treatment is selected.

When self-assessed separate taxation treatment is selected or distributions from the Fund are received in a withholding tax selected account, distributions may be set off against transfer losses from the Listed Shares etc. (including carried over losses).

(4) Distributions (including profits, in terms of the Fund’s denominated currency, between the redemption amount and the amount equal to the capital of the Fund) to be made by the Fund to Japanese corporate Shareholders are subject to withholding tax at 7.147% (income tax only) (the taxation rate will be 15.315% on and after January 1, 2014 and 15% on and after January 1, 2038). The provisions of Japanese tax laws allowing to make certain deductions from taxable income do not apply.

(5) In general, distributions from the Fund are subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan. Notwithstanding the above, distributions properly reported as “capital gain dividends” (as such term is defined in the Code) generally are not subject to withholding of U.S. federal income tax. For distributions with respect to taxable years of the Fund beginning before January 1, 2014, distributions properly reported as “interest-related dividends” and “short-term capital gain dividends” (as such terms are defined under the Code) generally are not subject to withholding of U.S. federal income tax. These exemptions will expire for distributions with respect to taxable years of the fund beginning on or after January 1, 2014, unless Congress enacts legislation providing otherwise.Furthermore, special tax rules may apply to distributions by the Fund of gain attributable to certain “U.S. real property interests.” Shareholders should consult their own tax advisor to determine the suitability of Shares of the Fund as an investment.

(6) When Japanese individual Shareholders transfer their Shares by requesting repurchase or other method, including the case of switching from one class to another class, the transfer profits are subject to tax concerning transfer profits from the Listed Shares etc., and the transfer profits or losses of Shares, which is the amount (in Yen) of the transfer price of the Shares minus the Shareholder’s acquisition cost (in Yen) (hereinafter the same), will be subject to withholding tax at 10.147% (7.147% income tax and 3% residential tax) (the taxation rate will be 20.315% (15.315% income tax and 5% residential tax) on and after January 1, 2014 and 20% (15% income tax and 5% residential tax) on and after January 1, 2038). When a tax declaration is filed concerning transfer profits or losses of Shares, the transfer profits or losses is subject to self-assessed separate taxation treatment and the same taxation rate as the withholding taxation rate will apply. When non tax declaration treatment is selected, no additional tax is levied in addition to withholding tax.

Transfer profits or losses may be set off against transfer profits or losses from other shares etc. (transfer profits or losses may be set off against transfer profits or losses from other than the Listed Shares etc. only when a tax declaration is filed concerning transfer profits or losses of Shares) and distribution income from the Listed Shares etc. (only when a tax declaration is filed concerning transfer profits or losses of Shares or distributions of the Fund are received in withholding tax selected account). When self-assessed separate taxation treatment is selected, losses may be carried over for three years from the following year.

(7) When individual Shareholders receive redemption of the Fund, the same tax treatment as discussed in paragraph (6) will apply.

(8) In certain cases, a report of payments will be filed with the chief of the tax office with respect to distributions and to transfer and repurchase payments to Japanese individual Shareholders.

This Fund will be treated as a publicly offered, foreign share trust under the tax law; provided, that there is a possibility that other treatment may apply due to judgment by the tax authority in the future. Also, the taxation treatment described above is subject to other changes of law or practice.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

PART III. SPECIAL INFORMATION

III. OUTLINE OF INVESTMENT FUND SYSTEM OUTLINE OF THE SYSTEM OF BUSINESS TRUSTS IN MASSACHUSETTS

[Please refer to a separate MS Word file, “Outline of System of Investment Trusts March 2013.doc.”]

[MHM, March 29, 2013]
[Translation]

SEMI-ANNUAL REPORT
(During The 19th Term)
From: July 1, 2012
To: December 31, 2012

PUTNAM EUROPE EQUITY FUND

SEMI-ANNUAL REPORT
(During The Nineteenth Term)
From: July 1, 2012
To: December 31, 2012

PUTNAM EUROPE EQUITY FUND

i

SEMI-ANNUAL REPORT
(During The Nineteenth Term)
From: July 1, 2012
To: December 31, 2012

To: Director of Kanto Local Finance Bureau

Filing Date: March 29, 2013

Name of the Fund:	PUTNAM EUROPE EQUITY FUND

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Jonathan S. Horwitz
of Trustees:	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Park Building,
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building,
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report is available for Public Inspection

Not applicable.

1

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND ("Putnam Europe Equity Fund") (the "Fund")

(1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions:

		(As of the end of January 2013)

			Investment
Types of Assets	Issue Country	Total USD	Ratio (%)

Common Stock	United Kingdom	$ 60,661,285	36.87
	France	24,443,986	14.86
	Germany	22,895,940	13.92
	Switzerland	13,110,766	7.97
	Italy	10,099,545	6.14
	Netherlands	8,834,268	5.37
	United States	5,860,771	3.56
	Russia	4,529,000	2.75
	Ireland	2,326,604	1.41
	Spain	2,142,982	1.30
	Belgium	2,044,348	1.24
	Sweden	1,632,210	0.99
	Austria	1,195,291	0.73
	Denmark	1,084,130	0.66
	Turkey	733,607	0.45

Sub-total		$161,594,733	98.22

Short-term investments	United States	4,033,924	2.45

Cash, Deposit and Other
Assets (After deduction of liabilities)		(1,100,439)	(0.67)

Total		$164,528,218	100.00
(Net Asset Value)		JPY 14,995,101,789

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.

Note 2: The exchange rate of U.S. dollars ("Dollar" or "$") into Japanese Yen is JPY 91.14 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on January 31, 2013 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and is otherwise rounded down when necessary. As a result, in this report, there are cases in which Japanese yen figures for the same information differ from each other.

2

(2) Results of Past Operations

a. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets during the one-year period up to and including the end of January 2013 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD	JPY
	(thousands)	(millions)	USD	JPY

2012 End of February	3,055	278	18.64	1,699
March	2,878	262	18.79	1,713
April	2,791	254	18.39	1,676
May	2,436	222	16.30	1,486
June	2,565	234	17.27	1,574
July	2,561	233	17.42	1,588
August	2,678	244	18.28	1,666
September	2,732	249	18.94	1,726
October	2,777	253	19.30	1,759
November	2,777	253	19.74	1,799
December	2,826	258	20.29	1,849
2013 End of January	2,958	270	21.35	1,946

b. Record of Distributions Paid (Class M Shares)

Period			Amount of Dividend paid per Share

	Income		Capital Gains		Return of Capital

	USD	JPY	USD	JPY	USD	JPY

18th Fiscal Year (7/1/11-
6/30/12)	0.7417	67.60	$ -	-	0.0283	2.58

As to Japanese yen, the figures are rounded at the third decimal place.

3

Note: Record of distribution paid from December 2003 to December 2012 is as follows:

	Dividend		NAV per Share

Ex-dividend Date	USD	Yen	USD
2003 December 18	$0.2040	18.59	$17.20
2004 December 21	$0.0920	8.38	$20.31
2005 December 20	$0.1520	13.85	$22.65
2006 December 19	$0.4730	43.11	$29.70
2007 December 20	$5.3959	491.78	$25.43
2008 December 19	$0.0000*	0.00	$13.64
2009 December 18	$0.0050	0.46	$18.50
2010 December 17	$0.2680	24.43	$19.41
2011 December 19	$0.7700	70.18	$15.76
2012 December 19	$0.2080	18.96	$20.31

*Due to an absence of capital gains, the Fund did not have a year-end distribution in 2008.

As to Japanese yen, the figures are rounded at the third decimal place.

c. Record of Return Rate (Class M Shares)

Period	Return Rate (*)

February 1, 2012 –January 31, 2013	22.83%

(*) *Return Rate (%) ={[ [ Ending NAV * A] ] / Beginning NAV] – 1}*100

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on January 31, 2012 and Ending NAV means net asset value per share on January 31, 2013.

4

II. RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during the one year period up to and including the end of January 2013 and number of outstanding shares of the Fund as of the end of January 2013 are as follows:

(2/1/12 – 1/31/13)

	Number of Shares	Number of Shares	Number of
	Sold	Repurchased	Outstanding Shares

	1,755	28,788	138,540
	(0)	(5,620)	(42,340)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

III. FINANCIAL CONDITIONS OF THE FUND

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock

[1] Fund

Not applicable (as of the end of January, 2013).

[2] Putnam Investment Management, LLC ("Investment Management Company")

a. Amount of member’s equity of the Investment Management Company* (as of the end of January, 2013)

$133,355,163** (approximately JPY12.2billion)

b. Amount of member’s equity for the past five years:

Year	Member’s Equity
End of 2008	$58,526,939
End of 2009	$69,079,977
End of 2010	$82,851,104
End of 2011	$135,510,826
End of 2012	$128,729,350**

* Consists of Contributed Capital and Retained Earnings only. Excludes accumulated comprehensive income and Parent Company relationship.

5

**Unaudited

(2) Description of Business and Conditions of Operation

[1] Fund

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Investor Services, Inc., to act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited (Sub-Investment Management Company), to manage a separate portion of the assets of the Fund subject to its supervision.

Putnam Investment Management LLC and Putnam Investments Limited have retained their affiliate, The Putnam Advisory Company, LLC (Sub-Advisory Company), to manage a separate portion of the assets of the Fund subject to to their supervision.

[2] Putnam Investment Management, LLC ("Investment Management Company")

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of January 2013, Investment Management Company managed, advised, and/or administered the following 109 funds and fund portfolios (having an aggregate net asset value of approximately $64.7 billion):

			(As of January 31, 2013)

Country where Funds are	Principal Characteristic	Number of Funds	Net Asset Value
established or managed			(million dollars)

	Closed End Type Bond Fund	6	$2,719.43

	Open End Type Balanced Fund	17	$16,587.14
U.S.A.
	Open End Type Bond Fund	35	$26,302.05

	Open End Type Equity Fund	51	$19,106.10

	Total	109	$64,714.72

(3) Miscellaneous

[1] Fund

[2] Putnam Investment Management, LLC ("Investment Management Company")

6

Litigation, etc.

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the Fund recorded a receivable of $1,855,247 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the Fund in December 2011, is reported as part of Increase in capital from settlement payments on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. In May 2011, the Fund received a payment of $58,803 related to settlement of those lawsuits. This amount is reported as a part of Increase in capital from settlement payments on the Statement of changes in net assets. The Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Translation of unaudited semi-annual accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]